Details of deductible temporary differences, tax losses and unused tax credits not recognized in the deferred income tax assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [Abstract]
Deductible temporary differences	₩ 442,391	₩ 444,426